ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Apr. 30, 2026
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE, NET

As of April 30, 2026, 2025 and 2024, accounts receivable, net consisted of the following:

	2026	2025	2024
Accounts receivable, gross	$228,974	$408,600	$-
Less: allowance for expected credit losses	(208,974)	-	-
Accounts receivable, net	$20,000	$408,600	$-

SCHEDULE OF AGING OF ACCOUNTS RECEIVABLE GROSS BASED ON CONTRACTUAL DUE DATE

The aging of accounts receivable, gross, based on the contractual due date was as follows:

	2026	2025	2024
Not yet past due	$20,000	$408,600	$-
Within 30 days past due	-	-	-
Over 90 days past due	208,974	-	-
Total	$228,974	$408,600	$-

SCHEDULE OF ALLOWANCE FOR EXPECTED CREDIT LOSSES	The movement in the allowance for expected credit losses was as follows:
	2026	2025	2024
Balance at beginning of year	$-	$-	$-
Reversal (Provision)	(208,974)	-	-
Ending balance	$(208,974)	$-	$-